LONG TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LONG TERM DEBT

Note 6 - LONG TERM DEBT

Term Loan Agreement

On October 7, 2022 (the “Closing Date”), in connection with the merger, CNTQ, Legacy Dragonfly and CCM Investments 5 LLC, an affiliate of CCM LLC (“CCM 5”, and in connection with the Term Loan, the “Chardan Lender”), and EICF Agent LLC (“EIP”) entered into the Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) setting forth the terms of the Term Loan. The Chardan Lender backstopped its commitment under the Debt Commitment Letter by entering into a backstop commitment letter, dated as of May 20, 2022 (the “Backstop Commitment Letter”), with a certain third party financing source (the “Backstop Lender” and collectively with EIP, the “Term Loan Lenders”), pursuant to which the Backstop Lender committed to purchase from the Chardan Lender the aggregate amount of the Term Loan held by the Chardan Lender (the “Backstopped Loans”) immediately following the issuance of the Term Loan on the Closing Date. Pursuant to an assignment agreement, the Backstopped Loans were assigned by CCM 5 to the Backstop Lender on the Closing Date.

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the Closing Date. The proceeds of the Term Loan were used (i) to refinance on the Closing Date prior indebtedness (including the obligations underlying the Trust Indenture), (ii) to support the merger and related transactions under the merger agreement, (iii) for working capital purposes and other corporate purposes, and (iv) to pay any fees associated with transactions contemplated under the Term Loan Agreement and the other loan documents entered into in connection therewith, including the transactions described in the foregoing clauses (i) and (ii) and fees and expenses related to the merger. The Term Loan amortizes in the amount of 5% per annum (or $937.5 on the first day of each calendar quarter) beginning 24 months after the Closing Date and matures on the fourth anniversary of the Closing Date (“Maturity Date”). The Term Loan accrues interest (i) until April 1, 2023, at a per annum rate equal to the adjusted Secured Overnight Financing Rate (“SOFR”) plus a margin equal to 13.5%, of which 7% will be payable in cash and 6.5% will be paid in kind, (ii) thereafter until October 1, 2024, at a per annum rate equal to adjusted SOFR plus 7% payable in cash plus an amount ranging from 4.5% to 6.5%, depending on the senior leverage ratio of the consolidated company, which will be paid in kind and (iii) at all times thereafter, at a per annum rate equal to adjusted SOFR plus a margin ranging from 11.5% to 13.5% payable in cash, depending on the senior leverage ratio of the consolidated company. In each of the foregoing cases, adjusted SOFR will be no less than 1%.

In addition to optional prepayments by the Company upon written notice, the Term Loan Agreement provides for mandatory prepayments upon receipt of proceeds from certain transactions or casualty events. The Company is required to prepay the Term Loan based on excess cash flow, as defined in the agreement, beginning with the financial statements for the year ended December 31, 2023.

During the year ended December 31, 2023, the Company prepaid the first four installments of the Term Loan which amounted to $5,275 and pushed back the first principal payment to October 2025.

In connection with the entry into the Term Loan Agreement, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of common stock at $10 per share. Refer to Note 9 for further information.

Unless the obligations under the Term Loan are accelerated under the terms of the agreement, the maturity date will be October 7, 2026.

The Term Loan Lenders have been granted a first priority lien, and security interest in, the mortgaged properties underlying the Company’s mortgages.

During the three months ended March 31, 2024 and 2023, a total of $3,701 and $3,496, respectively, of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $894 and $219, respectively, during the three months ended March 31, 2024 and 2023.

The carrying balance of $21,837 on March 31, 2024 consisted of $69,725 in principal, plus $7,389 PIK interest, less $55,277 in unamortized debt discount related to the debt issuance costs. The carrying balance of $19,683 on December 31, 2023 consisted of $69,725 in principal, plus $6,130 PIK interest, less $56,172 in unamortized debt discount related to the debt issuance costs.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Long Term Debt (continued)

Term Loan Agreement (continued)

Financial Covenants

The Company is subject to restrictive financial covenants pertaining to Maximum Senior Leverage Ratio, Liquidity, Fixed Charge Coverage Ratio, and Capital Expenditures as defined in the Term Loan Agreement. As of March 31, 2024, the Company was not in compliance with our financial covenants pertaining to the fixed charge coverage ratio, liquidity, and the maximum senior leverage ratio. On March 31, 2024, the Company received a waiver from its Administrative Agent and Term Loan Lenders in regards to its compliance with the liquidity requirement under the Term Loan as of the last day of the quarter ended March 31, 2024. If the Company is unable to obtain a waiver or if the Company is unable to comply with such covenants, the lenders have the right to accelerate the maturity of the Term Loan. Because of this, the entire debt is classified as current instead of long-term debt.

At March 31, 2024, the future debt maturities are as follows:

For Year Ended December 31,
2024	-
2025	938
2026	78,703
Total	79,641
Less: Estimated interest paid-in-kind	(2,527)
Total debt	77,114
Less: Unamortized debt issuance costs	(55,277)
Total carrying amount	21,837
Less: Current portion of debt	(21,837)
Total long-term debt	$-

Note 7 - LONG TERM DEBT

Financing—Trust Indenture

On November 24, 2021, the Company entered into agreements to issue $45,000 in fixed rate senior notes (“Series 2021 6 Notes”) pursuant to a Trust Indenture held by UMB Bank, as trustee and disbursing agent, and Newlight Capital, LLC as servicer. The trust and debt documents also required the entry into a Lender Collateral Residual Value Insurance Policy (the “Insurance Policy”, with UMB Bank as named insured for $45,000), and the engagement of a placement agent, which is Tribe Capital Markets, LLC.

Upon closing date of the financing the Company received a wire for $35,474, which is comprised of the gross proceeds of $45,000 less $3,188 in deposits to certain reserve accounts (see subsection labeled Reserve Accounts below), and $6,338 in expenses withdrawn from the gross proceeds, which included $4,725 in prepaid policy premiums and related costs underlying the Insurance Policy (see subsection labeled Collateral below), a prepaid loan monitoring fee of $60 and $1,553 in debt issuance costs.

The obligation for the Series 2021-6 Notes underlying the Trust Indenture is $45,000 in principal on the date of the closing of the financing. The debt bears interest at 5.50% per annum accruing monthly on a 360 day basis. Late payments will be subject to a $50 late fee and default interest based on a rate 5 percentage points above the applicable interest immediately prior to such default. The Company was making interest only payments on the unpaid principal amount in arrears, commencing December 1, 2021 and ending on November 1, 2022 (for interest accruing from the Financing Closing Date through October 31, 2022). Beginning on December 1, 2022, the Company was obligated to repay the debt in twenty four equal installments of principal in the amount of $1,875, plus accrued interest on the unpaid principal amount. Any remaining obligations were due and payable on November 1, 2024 (the “Maturity Date”). The obligations under the Trust Indenture will be deemed to be repaid or prepaid to the same extent, in the same amounts and at the same times as the Series 2021-6 Notes are redeemed with funds provided except for payments made from the proceeds of the Insurance Policy (see subsection labelled Collateral below) as such funds must be reimbursed by the Company to the insurer. During the year ended December 31, 2022, a total of $1,873 of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $1,783 during the year ended December 31, 2022. In connection with the merger on October 7, 2022, the Company entered into a Term Loan, Guarantee and Security Agreement (see subsection labeled Term Loan Agreement below) and the outstanding principal balance for the Series 2021-6 Notes underlying the Trust Indenture was paid in full.

Term Loan Agreement

On October 7, 2022, in connection with the merger, CNTQ, Legacy Dragonfly and CCM Investments 5 LLC, an affiliate of CCM LLC (“CCM 5”, and in connection with the Term Loan, the “Chardan Lender”), and EICF Agent LLC (“EIP” and, collectively with the Chardan Lender, the “Initial Term Loan Lenders”) entered into the Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) setting forth the terms of a senior secured term loan facility in an aggregate principal amount of $75,000 (the “Term Loan”). The Chardan Lender backstopped its commitment under the Debt Commitment Letter by entering into a backstop commitment letter, dated as of May 20, 2022 (the “Backstop Commitment Letter”), with a certain third party financing source (the “Backstop Lender” and collectively with EIP, the “Term Loan Lenders”), pursuant to which the Backstop Lender committed to purchase from the Chardan Lender the aggregate amount of the Term Loan held by the Chardan Lender (the “Backstopped Loans”) immediately following the issuance of the Term Loan on the Closing Date. Pursuant to an assignment agreement, the Backstopped Loans were assigned by CCM 5 to the Backstop Lender on the Closing Date.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 7 - Long Term Debt (continued)

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the Closing Date. The proceeds of the Term Loan were used (i) to refinance on the Closing Date prior indebtedness (including the obligations underlying the Trust Indenture), (ii) to support the Transaction under the merger Agreement, (iii) for working capital purposes and other corporate purposes, and (iv) to pay any fees associated with transactions contemplated under the Term Loan Agreement and the other loan documents entered into in connection therewith, including the transactions described in the foregoing clauses (i) and (ii) and fees and expenses related to the merger. The Term Loan amortizes in the amount of 5% per annum (or $937.5 on the first day of each calendar quarter) beginning 24 months after the Closing Date and matures on the fourth anniversary of the Closing Date (“Maturity Date”). The Term Loan accrues interest (i) until April 1, 2023, at a per annum rate equal to the adjusted Secured Overnight Financing Rate (“SOFR”) plus a margin equal to 13.5%, of which 7% will be payable in cash and 6.5% will be paid in kind, (ii) thereafter until October 1, 2024, at a per annum rate equal to adjusted SOFR plus 7% payable in cash plus an amount ranging from 4.5% to 6.5%, depending on the senior leverage ratio of the consolidated company, which will be paid in kind and (iii) at all times thereafter, at a per annum rate equal to adjusted SOFR plus a margin ranging from 11.5% to 13.5% payable in cash, depending on the senior leverage ratio of the consolidated company. In each of the foregoing cases, adjusted SOFR will be no less than 1%.

During the year ended December 31, 2023, the Company prepaid the first four installments of the Term Loan which amounted to $5,275 and delayed the first principal payment to October 2025.

In connection with the entry into the Term Loan Agreement, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of common stock at $10 per share. Refer to Note 12 for further information.

Unless the obligations under the Term Loan are accelerated under the terms of the agreement, the maturity date will be October 7, 2026.

The Term Loan Lenders have been granted a first priority lien, and security interest in, the mortgaged properties underlying the Company’s mortgages.

During the years ended December 31, 2023 and 2022, a total of $14,272 and $3,195, respectively, of interest expense was incurred under the debt. Amortization of the debt issuance costs amounted to $1,471 and $38, respectively, during the years ended December 31, 2023 and 2022.

The carrying balance of $19,683 on December 31, 2023 consisted of $69,725 in principal, plus $6,130 PIK interest, less $56,172 in unamortized debt discount related to the debt issuance costs. The carrying balance of $19,242 on December 31, 2022 consisted of $75,000 in principal, plus $1,192 payment in kind interest, less $56,950 in unamortized debt discount related to the debt issuance costs.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 7 - Long Term Debt (continued)

Term Loan Agreement (continued)

Financial Covenants

The Company is subject to restrictive financial covenants pertaining to Maximum Senior Leverage Ratio, Liquidity, Fixed Charge Coverage Ratio, and Capital Expenditures as defined in the Term Loan Agreement. As of December 31, 2023, the Company was not in compliance with our financial covenants pertaining to the fixed charge coverage ratio, liquidity, and the maximum senior leverage ratio. On December 29, 2023, the Company received a waiver from its Administrative Agent and Term Loan Lenders in regards to its compliance with the Tests as of the last day of the quarter ended December 31, 2023. If the Company is unable to obtain a waiver or if the Company is unable to comply with such covenants, the lenders have the right to accelerate the maturity of the Term Loan. Because of this, the entire debt is classified as current instead of long-term debt.

At December 31, 2023, the future debt maturities are as follows:

For Year Ended December 31,
2024	-
2025	938
2026	78,731
Total	79,669
Less: Estimated interest paid-in-kind	(3,814)
Total debt	75,855
Less: Unamortized debt issuance costs	(56,172)
Total carrying amount	19,683
Less: Current portion of debt	(19,683)
Total long-term debt	$-